SHARE BASED COMPENSATION - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 30, 2015 shares	Jul. 16, 2010 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	May 13, 2020 shares	May 29, 2014 shares
SHARE-BASED COMPENSATION
Aggregate intrinsic value of options exercise | $			$ 67	$ 2,336	$ 22
Unrecognized share-based compensation cost						¥ 114,522	$ 17,971
Compensation cost						55,156	8,655
Performance Based Awards
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted			3,534,767	314,842	464,120
Performance Based Awards | Option One
SHARE-BASED COMPENSATION
Performance review period			1 year
Performance Based Awards | Option Two
SHARE-BASED COMPENSATION
Performance review period			4 years
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted			3,833,221
Aggregate fair value, unvested						161,590	25,357
Weighted-average grant-date fair value | $ / shares			$ 12.31	$ 22.62	$ 7.67
Total fair value vested | $			$ 42,672	$ 3,866	$ 6,185
Unrecognized share-based compensation cost						¥ 86,208	$ 13,528
Unrecognized compensation costs, weighted-average recognition period			1 year 7 months 6 days
Minimum Performance Target
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted			298,454	1,848,701	64,000
Market Based Awards
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted			0	0	16,000
2014 Plan
SHARE-BASED COMPENSATION
Share based compensation, option expiry period	10 years
2014 Plan | Maximum
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued	39,606,817								20,461,380
Share based compensation, option vesting period	4 years
Share based compensation arrangement by share based payment award maximum annual plan percentage increase to number of shares available for grant	15.00%
2014 Plan | Minimum
SHARE-BASED COMPENSATION
Share based compensation, option vesting period	3 years
2010 Plan
SHARE-BASED COMPENSATION
Share based compensation, option expiry period		10 years
Share based compensation, option outstanding				508,866		362,004	362,004
Share based compensation, aggregate intrinsic value						¥ 3,072	$ 482
Share based compensation, fair value of option outstanding at grant date						¥ 4,701	$ 738
Share based compensation, fair value of shares exercised during the period | $			$ 122	$ 594	$ 42
2010 Plan | Maximum
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued		39,272,595
Share based compensation, option vesting period		4 years
2010 Plan | Minimum
SHARE-BASED COMPENSATION
Share based compensation, option vesting period		3 years
2010 Plan and 2014 Plan | Class A Ordinary Shares
SHARE-BASED COMPENSATION
Shares reserved for future issuance under the plan								7,562,532
2020 Plan
SHARE-BASED COMPENSATION
Percentage of share capital considered for Maximum shares issuable under the plan								5.00%
Share based compensation, option outstanding						362,004	362,004
2020 Plan | Class A Ordinary Shares
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued								46,560,708